Acquisitions - Summary of Initial Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Nov. 08, 2011 Tegrant Holding Corporation [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Intangibles acquired			$ 187,830
Trade accounts receivable			61,969
Inventories			38,036
Prepaid expenses			1,136
Property, plant and equipment			92,748
Goodwill	1,099,207	1,110,505	269,953
Other intangible assets			187,830
Payables to suppliers			(31,154)
Accrued expenses and other			(41,506)
Total debt			(3,966)
Deferred income taxes, net			(14,695)
Other long-term liabilities			(9,848)
Total net assets			$ 550,503